Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated September 13, 2024, to

PROSPECTUS DATED MAY 1, 2024

As supplemented September 10, 2024

I. STRATEGIC BOND FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

•	RBC Global Asset Management (UK) Limited
•	Schroder Investment Management North America Inc.
•	Western Asset Management Company LLC and Western Asset Management Company Limited*

*

The Fund is in the process of reducing its allocation to Western Asset Management Company LLC and Western Asset Management Company Limited (together, “Western”) to zero. Subject to Board approval, RIM expects to formally terminate Western as a money manager for the Fund in the third or fourth quarter of 2024.

36-08-724

Russell Investment Funds

RUSSELL INVESTMENT FUNDS

Supplement dated September 13, 2024, to

STRATEGIC BOND FUND

SUMMARY PROSPECTUS DATED May 1, 2024

As supplemented September 10, 2024 and September 13, 2024

I. SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus, dated May 1, 2024, as supplemented through September 13, 2024, the Fund’s SAI, dated May 1, 2024, as supplemented through September 10, 2024, and the Fund’s most recent shareholder report, dated June 30, 2024, are all incorporated by reference into this Summary Prospectus.

II. MANAGEMENT: The following replaces the list of money managers in the section entitled Management in the Summary Prospectus:

• RBC Global Asset Management (UK) Limited	• Western Asset Management Company LLC and Western Asset Management Company Limited*
• Schroder Investment Management North America Inc.

*The Fund is in the process of reducing its allocation to Western Asset Management Company LLC and Western Asset Management Company Limited (together, “Western”) to zero. Subject to Board approval, RIM expects to formally terminate Western as a money manager for the Fund in the third or fourth quarter of 2024.